Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016
State and Local Jurisdiction [Member] | IDAHO [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	0.10%	0.10%	0.10%
State and Local Jurisdiction [Member] | UTAH [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	2.55%	2.30%	1.50%
State and Local Jurisdiction [Member] | NEW YORK [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	0.35%	0.40%	0.50%
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 51,205,132
Domestic Tax Authority [Member]
Operating Loss Carryforwards	76,126,103
Unrecognized Tax Benefits	$ 0	$ 0		$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 5,672,480	$ 4,935,303	$ 5,034,877